Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues	$ 10,072,214	$ 7,691,016	$ 6,637,456
Cost of goods	8,008,501	5,840,716	4,635,404
Cost of services	797,286	711,304	917,140
Gross profit	1,266,427	1,138,996	1,084,912
Selling, general, and administrative expenses	1,158,473	1,080,871	925,194
Goodwill impairment loss	0	0	40,856
Operating income	107,954	58,125	118,862
Loss on extinguishment of debt	12,726
Interest expense, net	190,546	271,899	199,813
Loss from continuing operations before income taxes	(95,318)	(213,774)	(80,951)
Income tax benefit	(26,387)	(31,508)	(390)
Loss from continuing operations, net of income taxes	(68,931)	(182,266)	(80,561)
Income from discontinued operations, net of income taxes	48,410	25,431	26,342
Net loss	(20,521)	(156,835)	(54,219)
Net loss attributable to noncontrolling interests included in continuing operations	(2,459)	(2,232)	(312)
Net loss attributable to BrightSpring Health Services, Inc. and subsidiaries	$ (18,062)	$ (154,603)	$ (53,907)
Basic (loss) income per share attributable to common shareholders:
Continuing operations	$ (0.34)	$ (1.53)	$ (0.68)
Discontinued operations	0.25	0.22	0.22
Net loss	(0.09)	(1.31)	(0.46)
Diluted (loss) income per share attributable to common shareholders:
Continuing operations	(0.34)	(1.53)	(0.68)
Discontinued operations	0.25	0.22	0.22
Net loss	$ (0.09)	$ (1.31)	$ (0.46)
Weighted average shares outstanding:
Basic	192,997	117,868	117,840
Diluted	192,997	117,868	117,840
Products
Total revenues	$ 8,754,282	$ 6,522,450	$ 5,264,423
Services
Total revenues	$ 1,317,932	$ 1,168,566	$ 1,373,033